Fees Summary	Oct. 17, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 457,600
Previously Paid Amount	0.00
Total Fee Amount	70.06
Total Offset Amount	0.00
Net Fee	70.06
Narrative - Max Aggregate Offering Price	$ 457,600
Final Prospectus	true